Brokerage Commissions and Net Gains on Investment Securities (Tables)	12 Months Ended
Mar. 31, 2014
Brokerage Commissions and Net Gains (Losses) on Investment Securities

Brokerage commissions and net gains on investment securities in fiscal 2012, 2013 and 2014 consist of the following:

	Millions of yen
	2012	2013	2014
Net gains on investment securities	¥24,894	¥28,805	¥19,412
Dividends income, other	4,443	6,009	7,771

	¥29,337	¥34,814	¥27,183